CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Millions		Shareholders' equity	Share capital	Share premium	Other reserves	Translation reserve	Retained earnings	Non-controlling interests	Total
Beginning Balance at Dec. 31, 2021		£ 26,355	£ 1		£ (11,632)	£ 448	£ 37,538	£ 125	£ 26,480
Profit after tax		517					517	27	544
Other comprehensive income/(expenses)		940			143	690	107	(1)	939
Total comprehensive (expenses)/income		1,457			143	690	624	26	1,483
Distributions to non-controlling interests								(47)	(47)
Dividends to equity shareholders		(873)					(873)		(873)
Issue of share capital of the former ultimate holding company		21,758	21,758						21,758
Capital reduction of the former ultimate holding company		(21,758)	(21,758)						(21,758)
Transactions with equity shareholders					(64)
Transactions between the former ultimate holding company and equity shareholder	[1]	(50)		£ 70	(64)		(56)		(50)
Other		6					6		6
Ending Balance at Jun. 30, 2022		26,895	1	£ 70	(11,553)	1,138	37,239	104	26,999
Beginning Balance at Dec. 31, 2022		16,331	92		(11,537)	1,046	26,730	126	16,457
Profit after tax		687					687	43	730
Other comprehensive income/(expenses)		(383)			(9)	(385)	11	(9)	(392)
Total comprehensive (expenses)/income		304			(9)	(385)	698	34	338
Distributions to non-controlling interests								(43)	(43)
Dividends to equity shareholders		(222)					(222)		(222)
Share based incentive plans		36					36		36
Other		1					1		1
Ending Balance at Jun. 30, 2023		£ 16,450	£ 92		£ (11,546)	£ 661	£ 27,243	£ 117	£ 16,567

[1]	Equity shareholders refer to GSK and Pfizer, which held equity interests of 68% and 32% in the Group respectively prior to the demerger.